Shareholder Report, Line Graph (Details) 199476_Vident U.S. Equity Strategy ETF_TF_TSR Annual {TF} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Vident U.S. Equity Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Equity Strategy ETF NAV
Accumulated Value	$ 27,236	$ 23,478	$ 20,155	$ 16,762	$ 17,957	$ 11,948	$ 11,633	$ 13,605	$ 11,342	$ 10,000	$ 31,056
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 TR
Accumulated Value	34,718	29,960	23,566	20,325	22,895	17,455	14,315	13,909	11,623	10,000	$ 41,793
Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Vident U.S. Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index
Accumulated Value	29,895	25,635	21,885	16,965	18,157	12,053	11,696	13,620	11,351	10,000	$ 34,270
Morningstar US Market TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Morningstar US Market TR
Accumulated Value	$ 33,533	$ 28,921	$ 22,858	$ 19,839	$ 22,940	$ 17,310	$ 14,210	$ 13,942	$ 11,610	$ 10,000	$ 40,262